Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended September 30, 2013

Net revenue external customers	$2,436,141	$1,222,026	$3,658,167	$7,965	$3,666,132
Inter - segment revenue	2,591	-	2,591	(2,591)	-
Revenue	2,438,732	1,222,026	3,660,758	5,374	3,666,132
Depreciation and amortization	(83,251)	(45,824)	(129,075)	(35,204)	(164,279)
Operating income	415,533	204,458	619,991	(62,731)	557,260
Income (loss) from equity method investees	3,965	(102)	3,863	1,431	5,294
Capital expenditures, acquisitions and investments	284,453	53,260	337,713	36,768	374,481

Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Nine months ended September 30, 2013

Net revenue external customers	$7,098,638	$3,619,000	$10,717,638	$24,930	$10,742,568
Inter - segment revenue	5,437	-	5,437	(5,437)	-
Revenue	7,104,075	3,619,000	10,723,075	19,493	10,742,568
Depreciation and amortization	(244,619)	(136,779)	(381,398)	(98,035)	(479,433)
Operating Income	1,178,192	597,229	1,775,421	(180,609)	1,594,812
Income (loss) from equity method investees	11,899	866	12,765	1,753	14,518
Segment assets	14,238,874	6,034,705	20,273,579	2,260,941	22,534,520
thereof investments in equity method investees	256,195	387,565	643,760	(3,857)	639,903
Capital expenditures, acquisitions and investments(1)	504,733	202,137	706,870	103,062	809,932

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(2)	1,970,330	155,075	2,125,405	113,388	2,238,793

(1) International acquisitions exclude $8,403 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.